DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Emerging Markets Hedged Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.3%
Australia - 0.0%
MMG Ltd.*
(Cost $24,195)	44,722	$16,139

Brazil - 3.7%
Ambev SA	66,506	196,225
Americanas SA	8,793	52,058
Atacadao SA	7,089	26,214
B3 SA - Brasil Bolsa Balcao	86,235	244,057
Banco Bradesco SA	20,790	68,847
Banco BTG Pactual SA	16,467	82,116
Banco do Brasil SA	11,470	78,393
Banco Inter SA	4,798	18,804
Banco Santander Brasil SA	5,387	32,353
BB Seguridade Participacoes SA	10,601	47,411
BRF SA*	9,181	29,779
CCR SA	17,425	39,777
Centrais Eletricas Brasileiras SA	3,954	26,686
Cia de Saneamento Basico do Estado de Sao Paulo	4,897	39,363
Cia Siderurgica Nacional SA	10,085	49,136
Cosan SA	15,021	61,551
Energisa SA	2,558	21,892
Engie Brasil Energia SA	2,037	15,765
Equatorial Energia SA	12,957	64,311
Hapvida Participacoes e Investimentos SA, 144A	56,235	132,409
Hypera SA	4,984	32,409
JBS SA	9,311	64,866
Klabin SA	10,329	46,515
Localiza Rent a Car SA	8,784	98,076
Lojas Renner SA	13,122	64,493
Magazine Luiza SA	40,299	47,013
Natura & Co. Holding SA*	13,090	58,822
Petro Rio SA*	9,814	49,187
Petroleo Brasileiro SA	52,490	370,569
Raia Drogasil SA	15,807	71,676
Rede D’Or Sao Luiz SA, 144A	5,641	55,844
Rumo SA*	17,319	52,108
Suzano SA	10,622	113,546
Telefonica Brasil SA	7,111	69,251
TIM SA	12,611	33,316
TOTVS SA	6,961	44,657
Ultrapar Participacoes SA	10,483	30,136
Vale SA	56,349	1,009,353
Vibra Energia SA	16,221	74,277
WEG SA	23,641	134,916

(Cost $2,759,190)		3,848,177

Chile - 0.3%
Banco de Chile	621,526	65,932
Banco de Credito e Inversiones SA	773	27,634
Banco Santander Chile	961,854	47,178
Cencosud SA	21,160	38,920
Cia Cervecerias Unidas SA	1,715	13,597
Empresas CMPC SA	15,988	26,415
Empresas COPEC SA	5,621	43,606
Enel Americas SA	310,822	36,364
Enel Chile SA	408,382	13,388
Falabella SA	10,210	33,599

(Cost $455,325)		346,633

China - 29.5%
360 DigiTech, Inc., ADR	1,201	22,519
360 Security Technology, Inc., Class A*	7,500	12,419
3SBio, Inc., 144A*	18,468	14,652
51job, Inc., ADR*	439	22,740
AAC Technologies Holdings, Inc. (a)	10,218	27,982
Addsino Co. Ltd., Class A	2,000	4,746
Advanced Micro-Fabrication Equipment Inc China, Class A*	525	10,645
AECC Aviation Power Co. Ltd., Class A	2,400	19,195
Agile Group Holdings Ltd. (a)	16,661	7,590
Agricultural Bank of China Ltd., Class A	79,700	37,599
Agricultural Bank of China Ltd., Class H	325,496	123,291
Aier Eye Hospital Group Co. Ltd., Class A	5,278	30,297
Air China Ltd., Class A*	1,000	1,564
Air China Ltd., Class H*	33,420	25,660
Airtac International Group	2,181	71,572
Akeso, Inc., 144A*	4,024	10,556
Alibaba Group Holding Ltd.*	210,612	2,808,304
A-Living Smart City Services Co. Ltd., 144A	8,456	15,171
Aluminum Corp. of China Ltd., Class A*	18,200	18,670
Aluminum Corp. of China Ltd., Class H*	52,118	36,081
Anhui Conch Cement Co. Ltd., Class A	3,000	19,139
Anhui Conch Cement Co. Ltd., Class H	16,981	91,048
Anhui Gujing Distillery Co. Ltd., Class A	360	12,595
Anhui Gujing Distillery Co. Ltd., Class B	1,400	20,473
Anjoy Foods Group Co. Ltd., Class A	200	3,909
ANTA Sports Products Ltd.	15,178	230,935
Apeloa Pharmaceutical Co. Ltd., Class A	800	3,592
Asymchem Laboratories Tianjin Co. Ltd., Class A	260	14,011
Autobio Diagnostics Co. Ltd., Class A	650	5,319
Autohome, Inc., ADR*	1,069	32,701
Avary Holding Shenzhen Co. Ltd., Class A	1,000	5,479
AVIC Electromechanical Systems Co. Ltd., Class A	5,000	9,855
AVIC Industry-Finance Holdings Co. Ltd., Class A	2,300	1,416
AviChina Industry & Technology Co. Ltd., Class H	37,920	23,486
Baidu, Inc., ADR*	3,851	587,046

Bank of Beijing Co. Ltd., Class A	16,300	11,638
Bank of Chengdu Co. Ltd., Class A	6,555	14,974
Bank of China Ltd., Class A	35,100	17,225
Bank of China Ltd., Class H	1,113,890	433,320
Bank of Communications Co. Ltd., Class A	33,700	25,501
Bank of Communications Co. Ltd., Class H	123,688	84,837
Bank of Hangzhou Co. Ltd., Class A	5,960	13,511
Bank of Jiangsu Co. Ltd., Class A	16,222	17,078
Bank of Nanjing Co. Ltd., Class A	8,400	12,979
Bank of Ningbo Co. Ltd., Class A	4,970	29,977
Bank of Shanghai Co. Ltd., Class A	12,540	13,876
Baoshan Iron & Steel Co. Ltd., Class A	17,500	20,002
BBMG Corp., Class A	22,100	10,076
BeiGene Ltd., ADR*	653	137,470
Beijing Capital International Airport Co. Ltd., Class H*	28,744	18,391
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	2,753
Beijing Kingsoft Office Software, Inc., Class A	328	11,071
Beijing New Building Materials PLC, Class A	1,770	8,367
Beijing Roborock Technology Co. Ltd., Class A	100	10,035
Beijing Shiji Information Technology Co. Ltd., Class A	280	1,061
Beijing Shunxin Agriculture Co. Ltd., Class A	800	3,445
Beijing Sinnet Technology Co. Ltd., Class A	1,800	4,263
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,440	6,230
Beijing United Information Technology Co. Ltd., Class A	300	5,604
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	300	11,959
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	200	5,081
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	42,462	34,686
Betta Pharmaceuticals Co. Ltd., Class A	600	5,723
BGI Genomics Co. Ltd., Class A	600	8,116
Bilibili, Inc., ADR*(a)	2,299	72,671
BOC International China Co. Ltd., Class A	2,100	3,896
BOE Technology Group Co. Ltd., Class A	33,800	25,149
BYD Co. Ltd., Class A	1,500	59,271
BYD Co. Ltd., Class H	11,203	340,336
BYD Electronic International Co. Ltd. (a)	10,459	29,311
By-health Co. Ltd., Class A	2,100	8,235
C&S Paper Co. Ltd., Class A	1,800	4,177
Caitong Securities Co. Ltd., Class A	7,080	10,513
CanSino Biologics, Inc., Class A*	117	4,679
CanSino Biologics, Inc., Class H, 144A*	1,146	20,633
CGN Power Co. Ltd., Class H, 144A	138,528	39,176
Changchun High & New Technology Industry Group, Inc., Class A	360	10,375
Changjiang Securities Co. Ltd., Class A	1,400	1,529
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	400	9,769
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	11,034
China Baoan Group Co. Ltd., Class A	1,700	3,703
China Bohai Bank Co. Ltd., Class H, 144A (a)	45,874	7,631
China Cinda Asset Management Co. Ltd., Class H	118,807	21,437
China CITIC Bank Corp. Ltd., Class H	123,699	58,093
China Coal Energy Co. Ltd., Class H	26,975	16,811
China Communications Services Corp. Ltd., Class H	34,794	19,101
China Conch Venture Holdings Ltd.	24,142	116,159
China Construction Bank Corp., Class A	10,400	9,928
China Construction Bank Corp., Class H	1,323,832	992,713
China CSSC Holdings Ltd., Class A	5,600	19,424
China Eastern Airlines Corp. Ltd., Class A*	14,800	12,652
China Everbright Bank Co. Ltd., Class A	58,500	30,932
China Everbright Bank Co. Ltd., Class H	45,782	16,990
China Evergrande Group (a)	25,065	5,132
China Feihe Ltd., 144A	50,104	59,756
China Galaxy Securities Co. Ltd., Class H	54,983	31,451
China Greatwall Technology Group Co. Ltd., Class A	3,300	6,938
China Hongqiao Group Ltd.	32,352	44,960
China Huarong Asset Management Co. Ltd., Class H, 144A*	85,265	4,473
China International Capital Corp. Ltd., Class A	1,000	6,703
China International Capital Corp. Ltd., Class H, 144A	19,210	46,706
China Jushi Co. Ltd., Class A	4,572	12,341
China Lesso Group Holdings Ltd.	16,411	25,159
China Life Insurance Co. Ltd., Class A	2,400	10,935
China Life Insurance Co. Ltd., Class H	102,274	169,615
China Literature Ltd., 144A*	5,642	30,432
China Longyuan Power Group Corp. Ltd., Class H	47,131	96,498
China Medical System Holdings Ltd.	19,414	34,433
China Meidong Auto Holdings Ltd.	7,636	35,812
China Merchants Bank Co. Ltd., Class A	17,863	140,827
China Merchants Bank Co. Ltd., Class H	54,190	456,287
China Merchants Securities Co. Ltd., Class A	6,100	15,296
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	5,700	12,227
China Minsheng Banking Corp. Ltd., Class A	30,600	18,941
China Minsheng Banking Corp. Ltd., Class H(a)	80,726	31,404

China Molybdenum Co. Ltd., Class A	15,700	14,937
China Molybdenum Co. Ltd., Class H	54,450	32,609
China National Building Material Co. Ltd., Class H	55,833	71,590
China National Chemical Engineering Co. Ltd., Class A	5,200	8,570
China National Nuclear Power Co. Ltd., Class A	11,400	13,355
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,400	26,487
China Oilfield Services Ltd., Class H	26,989	30,530
China Pacific Insurance Group Co. Ltd., Class A	4,900	20,510
China Pacific Insurance Group Co. Ltd., Class H	37,473	104,297
China Petroleum & Chemical Corp., Class A	41,100	28,173
China Petroleum & Chemical Corp., Class H	339,871	167,878
China Railway Group Ltd., Class A	18,600	18,286
China Railway Group Ltd., Class H	63,325	37,195
China Resources Mixc Lifestyle Services Ltd., 144A	8,383	43,124
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	1,134
China Shenhua Energy Co. Ltd., Class A	3,965	15,843
China Shenhua Energy Co. Ltd., Class H	50,935	140,135
China Southern Airlines Co. Ltd., Class A*	15,100	16,566
China Southern Airlines Co. Ltd., Class H*	17,619	11,115
China State Construction Engineering Corp. Ltd., Class A	39,000	31,426
China Suntien Green Energy Corp. Ltd., Class H	24,340	16,134
China Tourism Group Duty Free Corp. Ltd., Class A	1,600	51,292
China Tower Corp. Ltd., Class H, 144A	634,351	73,869
China TransInfo Technology Co. Ltd., Class A	1,700	3,738
China United Network Communications Ltd., Class A	26,500	16,026
China Vanke Co. Ltd., Class A	9,400	28,571
China Vanke Co. Ltd., Class H	24,247	57,464
China Yangtze Power Co. Ltd., Class A	20,500	75,226
China Zheshang Bank Co. Ltd., Class A	8,500	4,615
Chinasoft International Ltd.*	37,092	33,700
Chindata Group Holdings Ltd., ADR*(a)	1,195	6,561
Chongqing Brewery Co. Ltd., Class A*	500	10,591
Chongqing Changan Automobile Co. Ltd., Class A	5,740	11,758
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,316	26,933
CIFI Ever Sunshine Services Group Ltd.	9,349	17,036
CIFI Holdings Group Co. Ltd.	50,831	35,385
CITIC Ltd.	86,402	100,725
CITIC Securities Co. Ltd., Class A	10,210	37,709
CITIC Securities Co. Ltd., Class H	34,064	82,560
Contemporary Amperex Technology Co. Ltd., Class A	2,014	170,052
COSCO SHIPPING Holdings Co. Ltd., Class A*	8,430	23,381
COSCO SHIPPING Holdings Co. Ltd., Class H*	52,685	105,847
Country Garden Holdings Co. Ltd.	109,639	85,022
Country Garden Services Holdings Co. Ltd.	24,259	144,972
CRRC Corp. Ltd., Class A	20,700	18,974
CRRC Corp. Ltd., Class H	50,571	22,456
CSC Financial Co. Ltd., Class A	2,925	11,900
CSPC Pharmaceutical Group Ltd.	124,691	147,594
Dada Nexus Ltd., ADR*	825	6,856
Dali Foods Group Co. Ltd., 144A	24,956	13,125
Daqo New Energy Corp., ADR*	827	39,663
DaShenLin Pharmaceutical Group Co. Ltd., Class A	800	4,507
DHC Software Co. Ltd., Class A	800	1,042
DiDi Global, Inc., ADR*(a)	4,261	17,470
Dong-E-E-Jiao Co. Ltd., Class A	200	1,201
Dongfang Electric Corp. Ltd., Class A	4,580	11,789
Dongfeng Motor Group Co. Ltd., Class H	38,402	32,974
Dongxing Securities Co. Ltd., Class A	600	977
Dongyue Group Ltd.	22,000	31,700
East Money Information Co. Ltd., Class A	8,464	35,829
Ecovacs Robotics Co. Ltd., Class A	500	10,723
ENN Energy Holdings Ltd.	11,009	159,755
Eve Energy Co. Ltd., Class A	2,067	29,286
Everbright Securities Co. Ltd., Class A	4,800	10,122
Fangda Carbon New Material Co. Ltd., Class A	3,834	6,246
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,300	3,540
First Capital Securities Co. Ltd., Class A	900	906
Flat Glass Group Co. Ltd., Class A	700	5,430
Flat Glass Group Co. Ltd., Class H	6,844	28,201
Focus Media Information Technology Co. Ltd., Class A	11,720	14,194
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,176	49,776
Fosun International Ltd.	38,898	42,160
Founder Securities Co. Ltd., Class A	14,700	16,709
Foxconn Industrial Internet Co. Ltd., Class A	3,700	6,543
Fuyao Glass Industry Group Co. Ltd., Class A	2,100	14,628
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	8,169	39,932
Ganfeng Lithium Co. Ltd., Class A	1,200	28,763
Ganfeng Lithium Co. Ltd., Class H, 144A	3,626	61,016

GDS Holdings Ltd., ADR*(a)	1,254	55,828
Gemdale Corp., Class A	4,300	8,652
Genscript Biotech Corp.*	15,914	62,824
GF Securities Co. Ltd., Class A	6,700	19,739
GF Securities Co. Ltd., Class H	14,702	22,049
Giant Network Group Co. Ltd., Class A	300	454
Gigadevice Semiconductor Beijing, Inc., Class A	641	15,557
GoerTek, Inc., Class A	2,100	14,555
GOME Retail Holdings Ltd.*	191,599	14,220
Gotion High-tech Co. Ltd., Class A*	1,200	8,184
Great Wall Motor Co. Ltd., Class A	1,900	10,982
Great Wall Motor Co. Ltd., Class H	45,837	95,374
Greenland Holdings Corp. Ltd., Class A	12,781	8,741
Greentown China Holdings Ltd. (a)	13,498	20,244
Greentown Service Group Co. Ltd.	20,281	20,321
Guangdong Haid Group Co. Ltd., Class A	1,885	19,659
Guangdong Kinlong Hardware Products Co. Ltd., Class A	400	6,712
Guanghui Energy Co. Ltd., Class A*	8,300	9,342
Guangzhou Automobile Group Co. Ltd., Class H	41,654	41,043
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,300	10,847
Guangzhou Haige Communications Group, Inc. Co., Class A	600	946
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	6,665
Guangzhou R&F Properties Co. Ltd., Class H (a)	21,065	8,949
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	600	8,172
Guangzhou Tinci Materials Technology Co. Ltd., Class A	970	16,306
Guolian Securities Co. Ltd., Class A	1,900	4,431
Guosen Securities Co. Ltd., Class A	6,400	10,486
Guotai Junan Securities Co. Ltd., Class A	6,100	16,117
Guoyuan Securities Co. Ltd., Class A	6,630	7,431
Haidilao International Holding Ltd., 144A (a)	14,590	33,457
Haier Smart Home Co. Ltd., Class A	6,300	25,422
Haier Smart Home Co. Ltd., Class H	31,481	109,776
Haitian International Holdings Ltd.	10,564	28,186
Haitong Securities Co. Ltd., Class A	7,800	13,879
Haitong Securities Co. Ltd., Class H	41,918	36,046
Hang Zhou Great Star Industrial Co. Ltd., Class A*	1,100	3,483
Hangzhou First Applied Material Co. Ltd., Class A	1,100	20,660
Hangzhou Robam Appliances Co. Ltd., Class A	200	1,053
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,300	11,729
Hangzhou Tigermed Consulting Co. Ltd., Class A	600	9,668
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	1,579	17,680
Hansoh Pharmaceutical Group Co. Ltd., 144A	18,219	38,981
Hello Group, Inc., ADR	2,163	20,613
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	10,523
Hengan International Group Co. Ltd.	7,902	41,914
Hengli Petrochemical Co. Ltd., Class A	6,210	24,469
Hengyi Petrochemical Co. Ltd., Class A	7,241	11,497
Hesteel Co. Ltd., Class A	2,700	1,098
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	8,545
Hongfa Technology Co. Ltd., Class A	500	4,971
Hua Hong Semiconductor Ltd., 144A*	6,970	36,123
Huadian Power International Corp. Ltd., Class A	2,000	1,361
Huadong Medicine Co. Ltd., Class A	1,900	11,397
Huafon Chemical Co. Ltd., Class A	2,500	3,803
Hualan Biological Engineering, Inc., Class A	2,573	10,468
Huaneng Power International, Inc., Class A	1,200	1,666
Huaneng Power International, Inc., Class H	57,583	33,675
Huatai Securities Co. Ltd., Class A	9,300	23,321
Huatai Securities Co. Ltd., Class H, 144A	23,171	37,894
Huaxia Bank Co. Ltd., Class A	14,100	12,567
Huaxin Cement Co. Ltd., Class A	1,500	4,877
Huayu Automotive Systems Co. Ltd., Class A	2,800	11,241
Huazhu Group Ltd., ADR*	2,463	101,870
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,000	6,491
Huizhou Desay Sv Automotive Co. Ltd., Class A	400	8,366
Humanwell Healthcare Group Co. Ltd., Class A	1,500	4,431
Hunan Valin Steel Co. Ltd., Class A	4,600	4,245
Hundsun Technologies, Inc., Class A	2,223	18,384
Hygeia Healthcare Holdings Co. Ltd., 144A (a)	4,719	25,604
Iflytek Co. Ltd., Class A	2,050	15,899
I-Mab, ADR*	459	11,346
Imeik Technology Development Co. Ltd., Class A	200	15,356
Industrial & Commercial Bank of China Ltd., Class A	49,200	36,296
Industrial & Commercial Bank of China Ltd., Class H	794,728	474,929
Industrial Bank Co. Ltd., Class A	18,700	65,335
Industrial Securities Co. Ltd., Class A	11,000	14,245

Ingenic Semiconductor Co. Ltd., Class A	600	10,572
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	49,800	21,128
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	7,523
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,400	33,784
Innovent Biologics, Inc., 144A*	16,318	72,981
Inspur Electronic Information Industry Co. Ltd., Class A	1,585	8,263
Intco Medical Technology Co. Ltd., Class A	450	3,650
iQIYI, Inc., ADR*	3,937	16,299
JA Solar Technology Co. Ltd., Class A	1,400	21,046
Jafron Biomedical Co. Ltd., Class A	950	6,880
Jason Furniture Hangzhou Co. Ltd., Class A	900	10,030
JCET Group Co. Ltd., Class A	1,800	7,976
JD Health International, Inc., 144A*(a)	4,875	36,120
JD.com, Inc., Class A*	28,295	1,010,924
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,400	7,234
Jiangsu Expressway Co. Ltd., Class H	21,342	22,831
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,332	14,124
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,978	37,930
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,540	12,714
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,200	31,288
Jiangsu Yoke Technology Co. Ltd., Class A	500	4,967
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,000	8,886
Jiangxi Copper Co. Ltd., Class A	500	1,754
Jiangxi Copper Co. Ltd., Class H	17,222	30,942
Jiangxi Zhengbang Technology Co. Ltd., Class A	2,800	3,054
Jinke Properties Group Co. Ltd., Class A	1,400	997
Jinxin Fertility Group Ltd., 144A*	19,640	22,845
JiuGui Liquor Co. Ltd., Class A	300	8,116
Jiumaojiu International Holdings Ltd., 144A (a)	10,200	22,764
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,500	4,856
Joinn Laboratories China Co. Ltd., Class A	200	3,639
Jointown Pharmaceutical Group Co. Ltd., Class A	500	1,054
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	980	5,338
Juewei Food Co. Ltd., Class A	1,200	10,034
Kanzhun Ltd., ADR*(a)	763	24,645
KE Holdings, Inc., ADR*	5,201	100,951
Kingdee International Software Group Co. Ltd.*	35,504	87,140
Kingfa Sci & Tech Co. Ltd., Class A	1,700	2,890
Kingsoft Cloud Holdings Ltd., ADR*	891	6,005
Kingsoft Corp. Ltd.	13,462	49,958
Kuaishou Technology, 144A*	6,476	74,211
Kuang-Chi Technologies Co. Ltd., Class A*	1,600	5,139
Kunlun Tech Co. Ltd., Class A	1,800	5,007
Kweichow Moutai Co. Ltd., Class A	1,000	283,435
KWG Group Holdings Ltd.	16,119	7,529
LB Group Co. Ltd., Class A	2,300	9,631
Lenovo Group Ltd.	106,736	118,693
Lens Technology Co. Ltd., Class A	3,700	8,517
Lepu Medical Technology Beijing Co. Ltd., Class A	3,020	10,265
Li Auto, Inc., ADR*	7,712	234,830
Li Ning Co. Ltd.	31,454	312,544
Lingyi iTech Guangdong Co., Class A*	6,890	6,534
Logan Group Co. Ltd. (a)	20,021	6,661
Longfor Group Holdings Ltd., 144A	26,157	139,913
LONGi Green Energy Technology Co. Ltd., Class A	4,710	57,913
Lufax Holding Ltd., ADR*	8,427	54,523
Luxshare Precision Industry Co. Ltd., Class A	6,670	45,858
Luzhou Laojiao Co. Ltd., Class A	1,200	41,147
Mango Excellent Media Co. Ltd., Class A	1,803	9,742
Maxscend Microelectronics Co. Ltd., Class A	280	11,953
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	3,708	4,215
Meituan, Class B, 144A*	56,910	1,254,050
Metallurgical Corp. of China Ltd., Class A	21,700	13,982
Microport Scientific Corp. (a)	9,200	25,429
Ming Yang Smart Energy Group Ltd., Class A	1,200	4,882
Ming Yuan Cloud Group Holdings Ltd.*(a)	5,316	10,435
Minth Group Ltd.	10,194	36,656
Montage Technology Co. Ltd., Class A	489	5,984
Muyuan Foods Co. Ltd., Class A	4,264	38,530
Nanjing Securities Co. Ltd., Class A	4,000	5,604
NARI Technology Co. Ltd., Class A	4,644	25,989
National Silicon Industry Group Co. Ltd., Class A*	1,239	4,764
NAURA Technology Group Co. Ltd., Class A	565	27,115
NavInfo Co. Ltd., Class A*	2,200	5,959
NetEase, Inc.	28,243	551,155
New China Life Insurance Co. Ltd., Class A	2,100	12,666
New China Life Insurance Co. Ltd., Class H	11,877	33,969
New Hope Liuhe Co. Ltd., Class A*	4,300	10,463
New Oriental Education & Technology Group, Inc., ADR*	22,088	33,353
Ninestar Corp., Class A	1,200	9,479
Ningbo Joyson Electronic Corp., Class A	1,500	4,298
Ningbo Tuopu Group Co. Ltd., Class A	900	8,574

Ningxia Baofeng Energy Group Co. Ltd., Class A	6,000	16,622
NIO, Inc., ADR*	18,875	431,105
Noah Holdings Ltd., ADR*	501	14,208
Nongfu Spring Co. Ltd., Class H, 144A	24,129	151,142
Offshore Oil Engineering Co. Ltd., Class A	14,000	10,882
OFILM Group Co. Ltd., Class A*	4,100	5,186
Oppein Home Group, Inc., Class A	460	9,220
Orient Securities Co. Ltd., Class A	7,100	13,780
Ovctek China, Inc., Class A	900	5,840
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	6,600	4,388
People’s Insurance Co. Group of China Ltd., Class A	6,700	4,911
People’s Insurance Co. Group of China Ltd., Class H	117,444	37,722
Perfect World Co. Ltd., Class A	2,250	4,702
PetroChina Co. Ltd., Class A	13,632	12,452
PetroChina Co. Ltd., Class H	296,926	158,445
Pharmaron Beijing Co. Ltd., Class A	700	13,434
Pharmaron Beijing Co. Ltd., Class H, 144A	1,691	20,427
PICC Property & Casualty Co. Ltd., Class H	95,335	100,647
Pinduoduo, Inc., ADR*	6,201	321,584
Ping An Bank Co. Ltd., Class A	17,900	44,631
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	6,511	20,080
Ping An Insurance Group Co. of China Ltd., Class A	9,500	76,339
Ping An Insurance Group Co. of China Ltd., Class H	87,569	676,832
Poly Developments and Holdings Group Co. Ltd., Class A	9,900	24,794
Postal Savings Bank of China Co. Ltd., Class A	23,800	21,024
Postal Savings Bank of China Co. Ltd., Class H, 144A (a)	115,337	94,606
Power Construction Corp. of China Ltd., Class A	12,201	14,776
Powerlong Real Estate Holdings Ltd.	17,536	8,370
Raytron Technology Co. Ltd., Class A	344	3,455
RiseSun Real Estate Development Co. Ltd., Class A	8,800	5,475
RLX Technology, Inc., ADR*(a)	8,796	27,092
Rongsheng Petrochemical Co. Ltd., Class A	8,875	26,456
SAIC Motor Corp. Ltd., Class A	7,700	22,076
Sailun Group Co. Ltd., Class A	2,700	5,159
Sangfor Technologies, Inc., Class A	375	8,638
Sany Heavy Equipment International Holdings Co. Ltd.	15,022	15,532
Sany Heavy Industry Co. Ltd., Class A	6,400	19,868
Satellite Chemical Co. Ltd., Class A	2,000	14,273
SDIC Capital Co. Ltd., Class A	10,032	11,752
SDIC Power Holdings Co. Ltd., Class A	5,900	9,359
Seazen Group Ltd.*	25,352	13,366
Seazen Holdings Co. Ltd., Class A	2,200	10,514
SF Holding Co. Ltd., Class A	3,645	34,853
SG Micro Corp., Class A	300	16,527
Shaanxi Coal Industry Co. Ltd., Class A	7,100	15,994
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	1,113
Shandong Gold Mining Co. Ltd., Class A	4,536	14,907
Shandong Gold Mining Co. Ltd., Class H, 144A	12,538	23,746
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,560	8,686
Shandong Linglong Tyre Co. Ltd., Class A	1,400	6,197
Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	5,232
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,876	50,775
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	700	5,000
Shanghai Baosight Software Co. Ltd., Class A	1,300	11,056
Shanghai Baosight Software Co. Ltd., Class B	5,500	23,694
Shanghai Electric Group Co. Ltd., Class A	20,000	13,963
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	11,411
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,093	28,410
Shanghai International Airport Co. Ltd., Class A*	900	7,459
Shanghai International Port Group Co. Ltd., Class A	11,400	10,269
Shanghai Jahwa United Co. Ltd., Class A	700	4,297
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,100	9,785
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	22,159	19,744
Shanghai M&G Stationery, Inc., Class A	1,475	12,677
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,479
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,412	24,165
Shanghai Pudong Development Bank Co. Ltd., Class A	29,200	38,784
Shanghai Putailai New Energy Technology Co. Ltd., Class A	800	18,425
Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	5,922
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,640	6,097

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	1,543
Shanxi Meijin Energy Co. Ltd., Class A*	4,700	10,647
Shanxi Securities Co. Ltd., Class A	4,050	3,783
Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,900	6,828
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	980	45,337
Shenghe Resources Holding Co. Ltd., Class A	1,600	4,970
Shengyi Technology Co. Ltd., Class A	2,455	7,551
Shennan Circuits Co. Ltd., Class A	658	12,193
Shenwan Hongyuan Group Co. Ltd., Class A	21,000	15,226
Shenzhen Capchem Technology Co. Ltd., Class A	300	4,559
Shenzhen Energy Group Co. Ltd., Class A	6,260	7,165
Shenzhen Goodix Technology Co. Ltd., Class A	565	8,132
Shenzhen Inovance Technology Co. Ltd., Class A	2,800	28,218
Shenzhen Kangtai Biological Products Co. Ltd., Class A	470	6,283
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	984	50,956
Shenzhen Overseas Chinese Town Co. Ltd., Class A	12,200	13,326
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	200	792
Shenzhen SC New Energy Technology Corp., Class A	300	4,174
Shenzhen Sunway Communication Co. Ltd., Class A	1,100	3,693
Shenzhen Transsion Holdings Co. Ltd., Class A	994	21,309
Shenzhou International Group Holdings Ltd.	11,581	194,583
Shimao Services Holdings Ltd., 144A	7,734	5,641
Sichuan Chuantou Energy Co. Ltd., Class A	6,100	11,617
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,100
Sichuan Swellfun Co. Ltd., Class A	500	7,884
Silergy Corp.	1,101	142,951
Sinolink Securities Co. Ltd., Class A	800	1,284
Sinoma Science & Technology Co. Ltd., Class A	1,000	4,714
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	771
Sinopharm Group Co. Ltd., Class H	18,808	45,440
Sinotruk Hong Kong Ltd.	11,437	17,036
Skshu Paint Co. Ltd., Class A	420	5,903
Smoore International Holdings Ltd., 144A (a)	25,173	92,773
Songcheng Performance Development Co. Ltd., Class A	2,520	6,184
SooChow Securities Co. Ltd., Class A	1,352	1,676
StarPower Semiconductor Ltd., Class A	200	11,442
Sunac China Holdings Ltd.	42,260	34,610
Sunac Services Holdings Ltd., 144A	11,025	9,354
Sungrow Power Supply Co. Ltd., Class A	1,200	23,005
Suning.com Co. Ltd., Class A*	8,800	5,001
Sunny Optical Technology Group Co. Ltd.	10,172	243,021
Sunwoda Electronic Co. Ltd., Class A	1,800	10,464
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,500	8,774
Suzhou Maxwell Technologies Co. Ltd., Class A	100	8,661
TAL Education Group, ADR*	5,745	16,316
TBEA Co. Ltd., Class A	3,700	11,820
TCL Technology Group Corp., Class A	12,800	11,266
Tencent Holdings Ltd.	80,179	4,321,577
Tencent Music Entertainment Group, ADR*	9,338	50,332
Thunder Software Technology Co. Ltd., Class A	400	8,830
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	3,400	25,825
Tianma Microelectronics Co. Ltd., Class A	1,000	1,851
Tingyi Cayman Islands Holding Corp.	26,094	57,700
Tongcheng Travel Holdings Ltd.*	13,365	24,799
Tongkun Group Co. Ltd., Class A	2,000	6,928
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,626
Tongwei Co. Ltd., Class A	2,900	19,695
Topchoice Medical Corp., Class A*	255	6,511
Topsports International Holdings Ltd., 144A	21,029	21,770
TravelSky Technology Ltd., Class H	13,127	24,727
Trip.com Group Ltd., ADR*	7,242	186,988
Tsingtao Brewery Co. Ltd., Class A	1,000	14,848
Tsingtao Brewery Co. Ltd., Class H	7,046	67,578
Unigroup Guoxin Microelectronics Co. Ltd., Class A	700	24,525
Uni-President China Holdings Ltd.	21,376	22,157
Unisplendour Corp. Ltd., Class A	2,954	10,283
Venus MedTech Hangzhou, Inc., Class H, 144A*(a)	2,953	8,181
Vipshop Holdings Ltd., ADR*	6,452	55,939
Walvax Biotechnology Co. Ltd., Class A	1,300	9,621
Wanhua Chemical Group Co. Ltd., Class A	2,943	44,167
Want Want China Holdings Ltd.	64,797	68,905
Weibo Corp., ADR*	867	23,782
Weichai Power Co. Ltd., Class A	5,900	14,160
Weichai Power Co. Ltd., Class H	27,549	46,534
Weimob, Inc., 144A*(a)	26,144	17,129
Wens Foodstuffs Group Co. Ltd., Class A	7,480	23,079
Western Securities Co. Ltd., Class A	900	1,083
Will Semiconductor Co. Ltd., Class A	618	24,049

Wingtech Technology Co. Ltd., Class A	1,035	19,121
Winning Health Technology Group Co. Ltd., Class A	2,470	4,465
Wuchan Zhongda Group Co. Ltd., Class A	4,500	4,039
Wuhan Guide Infrared Co. Ltd., Class A	2,618	9,275
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	3,298
Wuliangye Yibin Co. Ltd., Class A	3,200	96,251
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,200	5,855
WuXi AppTec Co. Ltd., Class A	2,057	33,844
WuXi AppTec Co. Ltd., Class H, 144A	5,034	71,375
Wuxi Biologics Cayman, Inc., 144A*	50,687	416,738
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,100	11,707
Wuxi Shangji Automation Co. Ltd., Class A	200	5,006
XCMG Construction Machinery Co. Ltd., Class A	8,400	7,354
Xiamen C & D, Inc., Class A	700	1,106
Xiaomi Corp., Class B, 144A*	197,607	370,706
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	5,333	12,622
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	8,785	14,322
Xinyi Solar Holdings Ltd.	69,184	125,007
XPeng, Inc., ADR*(a)	5,381	195,707
Yadea Group Holdings Ltd., 144A	18,437	27,226
Yankuang Energy Group Co. Ltd., Class A	2,200	11,040
Yankuang Energy Group Co. Ltd., Class H	24,140	59,187
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	7,775
Yealink Network Technology Corp. Ltd., Class A	900	10,888
Yifeng Pharmacy Chain Co. Ltd., Class A	1,430	11,185
Yihai International Holding Ltd.*	7,063	29,465
Yihai Kerry Arawana Holdings Co. Ltd., Class A	900	7,614
Yonghui Superstores Co. Ltd., Class A	7,800	4,507
Yonyou Network Technology Co. Ltd., Class A	2,697	13,385
Yum China Holdings, Inc.	5,852	304,421
Yunda Holding Co. Ltd., Class A	3,160	9,700
Yunnan Aluminium Co. Ltd., Class A*	3,800	8,669
Yunnan Baiyao Group Co. Ltd., Class A	1,000	14,287
Yunnan Energy New Material Co. Ltd., Class A	800	32,928
Zai Lab Ltd., ADR*	1,092	59,732
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	28,599
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,280	8,533
Zhejiang Chint Electrics Co. Ltd., Class A	2,300	18,176
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	14,506
Zhejiang Expressway Co. Ltd., Class H	14,525	13,085
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,252	24,405
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	11,319
Zhejiang Juhua Co. Ltd., Class A	2,100	4,860
Zhejiang Longsheng Group Co. Ltd., Class A	5,300	10,320
Zhejiang NHU Co. Ltd., Class A	3,294	17,704
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	5,205	16,562
Zhejiang Supor Co. Ltd., Class A	945	7,565
Zhejiang Yongtai Technology Co. Ltd., Class A*	1,000	5,889
Zheshang Securities Co. Ltd., Class A	2,100	3,840
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	7,353	24,088
Zhongji Innolight Co. Ltd., Class A	700	4,261
Zhongsheng Group Holdings Ltd.	8,209	57,146
Zhongtai Securities Co. Ltd., Class A	4,000	5,420
Zhuzhou CRRC Times Electric Co. Ltd.	7,393	38,315
Zhuzhou Kibing Group Co. Ltd., Class A	1,800	4,477
Zijin Mining Group Co. Ltd., Class A	17,200	30,551
Zijin Mining Group Co. Ltd., Class H	71,553	106,030
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976	7,775
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	19,474	12,909
ZTE Corp., Class A	2,900	13,341
ZTE Corp., Class H	11,757	28,886
ZTO Express Cayman, Inc., ADR	6,161	181,380

(Cost $27,535,684)		31,075,207

Colombia - 0.1%
Bancolombia SA	3,210	31,831
Ecopetrol SA	63,999	53,043
Grupo de Inversiones Suramericana SA	1,686	13,682
Interconexion Electrica SA ESP	6,401	39,508

(Cost $108,874)		138,064

Cyprus - 0.0%
TCS Group Holding PLC, GDR (b) (Cost $93,983)	1,702	14,488

Czech Republic - 0.1%
CEZ AS	2,134	81,262
Komercni Banka AS	1,258	49,530
Moneta Money Bank AS, 144A	3,645	14,433

(Cost $97,634)		145,225

Egypt - 0.1%
Commercial International Bank Egypt SAE*	23,644	71,955
Eastern Co. SAE	17,485	12,076

Fawry for Banking & Payment Technology Services SAE*	6,956	4,282

(Cost $92,227)		88,313

Greece - 0.2%
Alpha Services and Holdings SA*	31,106	42,272
Eurobank Ergasias Services and Holdings SA*	34,089	37,313
FF Group*(b)	1,458	7,847
Hellenic Telecommunications Organization SA	3,464	69,135
JUMBO SA	1,520	21,798
OPAP SA	3,136	45,535
Public Power Corp. SA*	2,971	28,215

(Cost $240,969)		252,115

Hong Kong - 2.1%
Alibaba Health Information Technology Ltd.*	57,457	39,998
Alibaba Pictures Group Ltd.*	164,638	16,433
Beijing Enterprises Holdings Ltd.	8,365	28,527
Beijing Enterprises Water Group Ltd.	74,972	29,549
Bosideng International Holdings Ltd. (a)	55,421	31,488
Brilliance China Automotive Holdings Ltd.*(b)	44,597	41,660
China Education Group Holdings Ltd.	10,753	9,164
China Everbright Environment Group Ltd.	49,385	35,390
China Gas Holdings Ltd.	44,053	69,677
China Jinmao Holdings Group Ltd.	83,744	27,863
China Mengniu Dairy Co. Ltd.*	44,284	287,592
China Merchants Port Holdings Co. Ltd.	19,751	37,153
China Overseas Land & Investment Ltd.	54,886	167,511
China Overseas Property Holdings Ltd.	19,032	20,579
China Power International Development Ltd.	62,334	35,177
China Resources Beer Holdings Co. Ltd.	19,894	157,454
China Resources Cement Holdings Ltd.	36,421	31,133
China Resources Gas Group Ltd.	12,977	59,533
China Resources Land Ltd.	43,991	213,915
China Resources Power Holdings Co. Ltd.	27,938	62,064
China Ruyi Holdings Ltd.*(a)	37,344	11,039
China State Construction International Holdings Ltd.	27,140	38,133
China Taiping Insurance Holdings Co. Ltd.	22,764	26,887
China Traditional Chinese Medicine Holdings Co. Ltd.	42,000	23,917
COSCO SHIPPING Ports Ltd.	28,790	23,689
Far East Horizon Ltd.	29,983	25,553
Geely Automobile Holdings Ltd.	83,075	153,295
Guangdong Investment Ltd.	43,480	58,421
Hopson Development Holdings Ltd. (a)	9,788	20,065
Huabao International Holdings Ltd. (a)	14,000	8,008
HUTCHMED China Ltd., ADR*(a)	1,216	33,136
Jinmao Property Services Co. Ltd.*	1,264	5
Kingboard Holdings Ltd.	9,627	44,904
Kingboard Laminates Holdings Ltd.	14,352	23,802
Kunlun Energy Co. Ltd.	53,090	51,904
Lee & Man Paper Manufacturing Ltd.	18,661	11,988
Nine Dragons Paper Holdings Ltd.	27,294	26,090
Shenzhen International Holdings Ltd.	20,427	21,016
Shimao Group Holdings Ltd. (a)	18,475	11,041
Sino Biopharmaceutical Ltd.	141,212	89,990
Sun Art Retail Group Ltd.	25,367	9,122
Vinda International Holdings Ltd.	5,708	16,252
Wharf Holdings Ltd.	18,856	68,044
Yuexiu Property Co. Ltd.	21,274	21,289

(Cost $1,898,078)		2,219,450

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	5,748	44,879
OTP Bank Nyrt*	3,107	119,421
Richter Gedeon Nyrt	1,999	41,973

(Cost $162,122)		206,273

India - 12.2%
ACC Ltd.	1,177	32,634
Adani Enterprises Ltd.	3,877	84,615
Adani Green Energy Ltd.*	5,673	138,792
Adani Ports & Special Economic Zone Ltd.	7,286	68,414
Adani Total Gas Ltd.	3,839	80,935
Adani Transmission Ltd.*	3,834	108,607
Ambuja Cements Ltd.	9,691	40,418
Apollo Hospitals Enterprise Ltd.	1,366	87,072
Asian Paints Ltd.	5,333	224,698
Aurobindo Pharma Ltd.	3,905	32,404
Avenue Supermarts Ltd., 144A*	2,405	138,539
Axis Bank Ltd., GDR*(a)	4,537	220,498
Axis Bank Ltd.*	8,384	82,608
Bajaj Auto Ltd.	630	29,518
Bajaj Finance Ltd.	3,820	355,006
Bajaj Finserv Ltd.	575	122,197
Balkrishna Industries Ltd.	1,377	33,308
Bandhan Bank Ltd., 144A	9,223	37,493
Berger Paints India Ltd.	3,231	29,607
Bharat Electronics Ltd.	16,734	46,739
Bharat Forge Ltd.	3,229	29,083
Bharat Petroleum Corp. Ltd.	12,281	57,014
Bharti Airtel Ltd.*	34,147	311,117
Biocon Ltd.*	6,024	27,890
Britannia Industries Ltd.	1,510	68,688
Cholamandalam Investment and Finance Co. Ltd.	5,621	51,546
Cipla Ltd.	6,869	84,331
Coal India Ltd.	21,463	48,297
Colgate-Palmolive India Ltd.	1,866	35,919
Container Corp. Of India Ltd.	3,854	30,649
Dabur India Ltd.	8,591	64,232
Divi’s Laboratories Ltd.	1,947	110,209

DLF Ltd.	8,864	41,263
Dr. Reddy’s Laboratories Ltd., ADR	1,661	88,731
Eicher Motors Ltd.	2,000	68,743
GAIL India Ltd.	20,143	38,723
Godrej Consumer Products Ltd.*	4,505	45,915
Godrej Properties Ltd.*	1,627	32,436
Grasim Industries Ltd.	3,628	76,968
Havells India Ltd.	3,454	54,354
HCL Technologies Ltd.	15,313	229,032
HDFC Asset Management Co. Ltd., 144A	732	20,267
HDFC Life Insurance Co. Ltd., 144A	12,237	84,972
Hero MotoCorp Ltd.	999	33,616
Hindalco Industries Ltd.	23,028	175,352
Hindustan Petroleum Corp. Ltd.	8,633	31,308
Hindustan Unilever Ltd.	11,584	333,941
Housing Development Finance Corp. Ltd.	23,725	744,521
ICICI Bank Ltd.	52,943	521,859
ICICI Bank Ltd., ADR	9,808	190,962
ICICI Lombard General Insurance Co. Ltd., 144A	3,127	52,449
ICICI Prudential Life Insurance Co. Ltd., 144A	4,963	31,561
Indian Oil Corp. Ltd.	24,547	37,465
Indian Railway Catering & Tourism Corp. Ltd.	3,142	33,750
Indraprastha Gas Ltd.	4,455	20,508
Indus Towers Ltd.*	9,712	27,726
Info Edge India Ltd.	1,076	63,610
Infosys Ltd.	26,573	605,045
Infosys Ltd., ADR	21,436	481,453
InterGlobe Aviation Ltd., 144A*	1,506	37,474
ITC Ltd.	36,676	105,067
JSW Steel Ltd.	12,407	103,318
Jubilant Foodworks Ltd.	1,035	39,980
Kotak Mahindra Bank Ltd.	7,707	188,488
Larsen & Toubro Infotech Ltd., 144A	771	59,859
Larsen & Toubro Ltd.	9,026	217,631
Lupin Ltd.	3,555	35,190
Mahindra & Mahindra Ltd.	12,173	127,768
Marico Ltd.	7,173	48,999
Maruti Suzuki India Ltd.	1,884	207,888
Mindtree Ltd.	878	45,226
Motherson Sumi Systems Ltd.	18,208	36,357
Motherson Sumi Wiring India Ltd.*(b)	18,654	8,616
Mphasis Ltd.	1,083	44,683
MRF Ltd.	20	17,450
Muthoot Finance Ltd.	1,930	34,804
Nestle India Ltd.	473	110,731
NTPC Ltd.	67,740	120,021
Oil & Natural Gas Corp. Ltd.	34,743	74,076
Page Industries Ltd.	91	51,034
Petronet LNG Ltd.	11,514	32,900
PI Industries Ltd.	1,290	42,260
Pidilite Industries Ltd.	1,941	61,902
Piramal Enterprises Ltd.	1,401	38,494
Power Grid Corp. of India Ltd.	43,803	121,589
Reliance Industries Ltd., GDR, 144A	18,628	1,169,838
Reliance Industries Ltd.	1,558	48,790
SBI Cards & Payment Services Ltd.*	3,135	32,685
SBI Life Insurance Co. Ltd., 144A	6,339	89,191
Shree Cement Ltd.	154	49,900
Shriram Transport Finance Co. Ltd.	2,869	42,806
Siemens Ltd.	1,042	32,463
SRF Ltd.	1,879	59,443
State Bank of India	25,322	162,389
Sun Pharmaceutical Industries Ltd.	12,128	135,835
Tata Consultancy Services Ltd.	12,678	598,031
Tata Consumer Products Ltd.	8,934	85,205
Tata Motors Ltd., ADR*(a)	4,925	149,178
Tata Power Co. Ltd.	19,414	57,471
Tata Steel Ltd.	9,934	160,947
Tech Mahindra Ltd.	8,910	166,735
Titan Co. Ltd.	4,948	167,230
Torrent Pharmaceuticals Ltd.	795	29,014
Trent Ltd.	2,809	41,311
UltraTech Cement Ltd.	1,373	119,682
United Spirits Ltd.*	4,091	48,059
UPL Ltd.	7,332	64,754
Vedanta Ltd.	16,145	81,488
Wipro Ltd.	11,658	85,995
Wipro Ltd., ADR	7,882	57,460
Yes Bank Ltd.*	175,544	30,870
Zomato Ltd.*	19,945	21,163

(Cost $7,894,520)		12,879,345

Indonesia - 1.7%
Aneka Tambang Tbk	118,016	18,236
PT Adaro Energy Tbk	185,522	31,637
PT Astra International Tbk	296,564	119,724
PT Bank Central Asia Tbk	773,280	433,278
PT Bank Jago Tbk*	57,777	65,048
PT Bank Mandiri Persero Tbk	268,996	144,169
PT Bank Negara Indonesia Persero Tbk	122,114	67,997
PT Bank Rakyat Indonesia Persero Tbk	908,381	287,682
PT Barito Pacific Tbk	438,983	27,194
PT Charoen Pokphand Indonesia Tbk	107,045	43,214
PT Gudang Garam Tbk	7,762	16,964
PT Indah Kiat Pulp & Paper Tbk	37,347	20,991
PT Indocement Tunggal Prakarsa Tbk	21,709	16,546
PT Indofood CBP Sukses Makmur Tbk	34,026	20,131
PT Indofood Sukses Makmur Tbk	56,474	24,371
PT Kalbe Farma Tbk	270,850	31,012
PT Merdeka Copper Gold Tbk*	138,956	37,430

PT Sarana Menara Nusantara Tbk	313,348	22,574
PT Semen Indonesia Persero Tbk	49,242	24,678
PT Telkom Indonesia Persero Tbk	681,922	205,996
PT Tower Bersama Infrastructure Tbk	108,248	22,151
PT Unilever Indonesia Tbk	108,476	27,785
PT United Tractors Tbk	24,431	42,342

(Cost $1,487,862)		1,751,150

Kuwait - 0.7%
Agility Public Warehousing Co. KSC	16,710	56,068
Boubyan Bank KSCP*	18,754	50,973
Kuwait Finance House KSCP	65,011	202,676
Mabanee Co KPSC	7,944	22,247
Mobile Telecommunications Co. KSCP	28,235	57,813
National Bank of Kuwait SAKP	92,551	322,461

(Cost $515,348)		712,238

Luxembourg - 0.0%
Reinet Investments SCA (Cost $38,495)	2,039	42,034

Malaysia - 1.5%
AMMB Holdings Bhd*	25,746	20,604
Axiata Group Bhd	41,599	38,939
CIMB Group Holdings Bhd	85,343	116,067
Dialog Group Bhd	56,936	38,242
DiGi.Com Bhd	44,660	43,080
Fraser & Neave Holdings Bhd	1,800	9,689
Genting Bhd	31,267	34,555
Genting Malaysia Bhd	47,734	33,994
HAP Seng Consolidated Bhd	8,151	14,716
Hartalega Holdings Bhd	26,202	28,833
Hong Leong Bank Bhd	9,941	47,497
Hong Leong Financial Group Bhd	2,700	12,424
IHH Healthcare Bhd	21,135	33,073
Inari Amertron Bhd	41,500	31,828
IOI Corp. Bhd	32,394	35,492
Kuala Lumpur Kepong Bhd	6,810	42,172
Malayan Banking Bhd	59,140	123,393
Malaysia Airports Holdings Bhd*	16,200	23,730
Maxis Bhd	31,296	29,965
MISC Bhd	20,100	35,188
Nestle Malaysia Bhd	800	25,533
Petronas Chemicals Group Bhd	36,924	83,988
Petronas Dagangan Bhd	3,904	20,010
Petronas Gas Bhd	10,535	43,661
PPB Group Bhd	9,962	42,567
Press Metal Aluminium Holdings Bhd	43,100	70,114
Public Bank Bhd	192,210	203,724
QL Resources Bhd	17,100	20,161
RHB Bank Bhd	25,259	35,496
Sime Darby Bhd	34,123	18,449
Sime Darby Plantation Bhd	28,823	33,708
Telekom Malaysia Bhd	16,645	20,060
Tenaga Nasional Bhd	31,405	68,592
Top Glove Corp. Bhd	78,500	38,329
Westports Holdings Bhd	14,807	13,790

(Cost $1,475,822)		1,531,663

Mexico - 2.1%
Alfa SAB de CV, Class A	33,433	25,041
America Movil SAB de CV, Series L	427,567	386,420
Arca Continental SAB de CV	6,489	42,810
Becle SAB de CV	8,640	21,666
Cemex SAB de CV, Series CPO*	208,363	107,025
Coca-Cola Femsa SAB de CV	8,387	46,061
Fibra Uno Administracion SA de CV REIT	48,341	54,475
Fomento Economico Mexicano SAB de CV	27,108	218,428
Gruma SAB de CV, Class B	3,236	43,888
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	5,149	74,896
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,969	64,206
Grupo Bimbo SAB de CV, Series A	22,928	70,605
Grupo Carso SAB de CV, Series A1	6,709	20,431
Grupo Financiero Banorte SAB de CV, Class O	35,730	241,689
Grupo Financiero Inbursa SAB de CV, Class O*	30,794	50,188
Grupo Mexico SAB de CV, Series B	42,465	217,851
Grupo Televisa SAB, Series CPO	33,928	72,723
Industrias Penoles SAB de CV	2,187	27,296
Kimberly-Clark de Mexico SAB de CV, Class A	20,144	28,267
Megacable Holdings SAB de CV, Series CPO	3,529	10,394
Orbia Advance Corp. SAB de CV	16,455	42,035
Promotora y Operadora de Infraestructura SAB de CV	2,672	20,895
Telesites SAB de CV	13,879	15,389
Wal-Mart de Mexico SAB de CV	72,305	275,014

(Cost $2,266,617)		2,177,693

Peru - 0.3%
Cia de Minas Buenaventura SAA, ADR*(a)	3,214	31,819
Credicorp Ltd.	963	145,654
Southern Copper Corp.	1,255	87,084

(Cost $248,899)		264,557

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	26,830	31,346
AC Energy Corp.	101,100	16,761
Ayala Corp.	3,726	61,773
Ayala Land, Inc.	117,724	89,550
Bank of the Philippine Islands	24,304	47,404
BDO Unibank, Inc.	27,715	69,842
Globe Telecom, Inc.	429	21,488
GT Capital Holdings, Inc.	1,525	17,192

International Container Terminal Services, Inc.	14,231	58,456
JG Summit Holdings, Inc.	41,634	48,967
Jollibee Foods Corp.	6,903	32,448
Manila Electric Co.	3,660	26,270
Metro Pacific Investments Corp.	188,127	14,164
Metropolitan Bank & Trust Co.	27,832	30,997
Monde Nissin Corp., 144A*	44,400	14,306
PLDT, Inc.	1,031	36,177
SM Investments Corp.	3,383	58,858
SM Prime Holdings, Inc.	144,991	112,554
Universal Robina Corp.	12,989	30,401

(Cost $861,079)		818,954

Poland - 0.7%
Allegro.eu SA, 144A*	4,882	36,475
Bank Polska Kasa Opieki SA	2,722	74,955
CD Projekt SA	977	39,192
Cyfrowy Polsat SA	2,904	18,830
Dino Polska SA, 144A*	745	52,388
KGHM Polska Miedz SA	2,023	79,754
LPP SA	15	30,925
mBank SA*	183	18,004
Orange Polska SA*	8,600	15,959
PGE Polska Grupa Energetyczna SA*	11,990	23,300
Polski Koncern Naftowy ORLEN SA	4,009	67,861
Polskie Gornictwo Naftowe i Gazownictwo SA	26,786	35,527
Powszechna Kasa Oszczednosci Bank Polski SA*	12,290	118,069
Powszechny Zaklad Ubezpieczen SA	8,709	65,432
Santander Bank Polska SA	473	35,458

(Cost $821,770)		712,129

Qatar - 0.9%
Barwa Real Estate Co.	30,787	30,686
Commercial Bank PSQC	27,351	51,832
Industries Qatar QSC	20,799	104,538
Masraf Al Rayan QSC	53,309	73,207
Mesaieed Petrochemical Holding Co.	64,447	47,260
Ooredoo QPSC	9,806	20,670
Qatar Electricity & Water Co. QSC	5,883	29,003
Qatar Fuel QSC	7,579	38,717
Qatar Gas Transport Co. Ltd.	33,234	34,366
Qatar International Islamic Bank QSC	12,504	35,201
Qatar Islamic Bank SAQ	15,458	89,538
Qatar National Bank QPSC	63,440	379,838

(Cost $640,686)		934,856

Romania - 0.0%
NEPI Rockcastle PLC (Cost $84,437)	6,416	40,809

Russia - 0.8%
Alrosa PJSC (b)	34,709	13,013
Gazprom PJSC (b)	164,723	239,018
Inter RAO UES PJSC (b)	490,959	6,100
LUKOIL PJSC (b)	3,541	62,789
LUKOIL PJSC, ADR	2,110	39,689
Magnit PJSC, GDR	4,669	7,473
MMC Norilsk Nickel PJSC (b)	883	93,685
Mobile TeleSystems PJSC, ADR (b)	6,594	17,074
Moscow Exchange MICEX-RTS PJSC (b)	20,735	8,982
Novatek PJSC, GDR	1,281	49,139
Novolipetsk Steel PJSC (b)	21,183	10,866
Ozon Holdings PLC, ADR*(b)	700	3,305
PhosAgro PJSC, GDR	2,153	13,112
Polymetal International PLC (b)	4,894	17,848
Polyus PJSC (b)	476	33,798
Rosneft Oil Co. PJSC, GDR	14,044	37,919
Rosneft Oil Co. PJSC (b)	538	885
Sberbank of Russia PJSC (b)	146,997	46,178
Severstal PAO, GDR	2,248	11,577
Severstal PAO (b)	707	2,971
Surgutneftegas PJSC, ADR	8,830	15,188
Tatneft PJSC (b)	17,973	28,661
United Co RUSAL International PJSC*(b)	39,327	10,681
VK Co. Ltd., GDR*(b)	1,691	945
VTB Bank PJSC (b)	42,194,071	3,629
VTB Bank PJSC, GDR (b)	3,294	3,294
X5 Retail Group NV, GDR (b)	1,749	9,683
Yandex NV, Class A*(b)	4,277	35,985

(Cost $2,887,977)		823,487

Saudi Arabia - 3.9%
Abdullah Al Othaim Markets Co.	731	21,706
Advanced Petrochemical Co.	1,806	36,104
Al Rajhi Bank	17,190	734,940
Alinma Bank	13,266	125,528
Almarai Co. JSC	3,419	45,657
Arab National Bank	8,426	62,886
Bank AlBilad*	5,222	81,983
Bank Al-Jazira	5,352	38,303
Banque Saudi Fransi	8,145	115,281
Bupa Arabia for Cooperative Insurance Co.	806	34,803
Co. for Cooperative Insurance	703	14,653
Dar Al Arkan Real Estate Development Co.*	6,066	17,689
Dr Sulaiman Al Habib Medical Services Group Co.	727	33,175
Emaar Economic City*	7,036	23,255
Etihad Etisalat Co.	5,478	50,959
Jarir Marketing Co.	776	43,188
Mobile Telecommunications Co. Saudi Arabia*	7,368	26,356
Mouwasat Medical Services Co.	618	34,164
National Industrialization Co.*	4,594	27,625
National Petrochemical Co.	1,664	19,959

Rabigh Refining & Petrochemical Co.*	3,036	19,826
Riyad Bank	19,194	181,621
SABIC Agri-Nutrients Co.	3,019	128,109
Sahara International Petrochemical Co.	5,160	64,093
Saudi Arabian Mining Co.*	6,146	174,959
Saudi Arabian Oil Co., 144A	29,716	329,104
Saudi Basic Industries Corp.	12,586	418,001
Saudi British Bank	11,559	119,235
Saudi Electricity Co.	12,141	89,317
Saudi Industrial Investment Group	3,185	29,925
Saudi Kayan Petrochemical Co.*	9,841	53,353
Saudi National Bank	30,734	558,696
Saudi Research & Media Group*	500	33,318
Saudi Telecom Co.	8,426	256,034
Savola Group	3,683	33,279
Yanbu National Petrochemical Co.	3,537	64,674

(Cost $2,800,901)		4,141,758

Singapore - 0.1%
BOC Aviation Ltd., 144A	2,787	24,162
JOYY, Inc., ADR	822	38,051

(Cost $72,764)		62,213

South Africa - 3.6%
Absa Group Ltd.	10,371	119,140
African Rainbow Minerals Ltd.	1,464	26,054
Anglo American Platinum Ltd.	785	122,527
AngloGold Ashanti Ltd.	6,088	143,915
Aspen Pharmacare Holdings Ltd.	5,388	70,433
Bid Corp. Ltd.	4,661	94,698
Bidvest Group Ltd.	3,708	50,745
Capitec Bank Holdings Ltd.	1,125	151,769
Clicks Group Ltd. (a)	2,522	49,034
Discovery Ltd.*	5,956	61,124
Exxaro Resources Ltd.	3,951	50,892
FirstRand Ltd.	70,549	303,370
Gold Fields Ltd.	12,671	177,033
Growthpoint Properties Ltd. REIT	43,321	37,753
Harmony Gold Mining Co. Ltd.	8,358	36,522
Impala Platinum Holdings Ltd.	11,294	215,887
Kumba Iron Ore Ltd.	947	37,228
Mr Price Group Ltd.	3,754	51,177
MTN Group Ltd.*	24,072	299,956
MultiChoice Group	5,441	44,593
Naspers Ltd., Class N	2,894	362,960
Nedbank Group Ltd.	6,220	88,424
Northam Platinum Holdings Ltd.*	5,246	84,704
Old Mutual Ltd.	67,902	55,642
Pepkor Holdings Ltd., 144A	11,803	16,849
Rand Merchant Investment Holdings Ltd.	12,616	39,695
Remgro Ltd.	7,181	65,257
Sanlam Ltd.	26,174	110,067
Sasol Ltd.*	7,948	181,220
Shoprite Holdings Ltd.	6,945	103,433
Sibanye Stillwater Ltd.	38,683	179,550
SPAR Group Ltd.	2,962	31,607
Standard Bank Group Ltd.	18,343	194,020
Tiger Brands Ltd. (a)	2,390	25,389
Vodacom Group Ltd.	9,189	88,452
Woolworths Holdings Ltd.	14,791	48,578

(Cost $3,980,421)		3,819,697

South Korea - 11.5%
Alteogen, Inc.*	431	19,142
Amorepacific Corp.	472	72,232
AMOREPACIFIC Group	396	16,073
BGF retail Co. Ltd.	104	14,661
Celltrion Healthcare Co. Ltd.	1,223	64,591
Celltrion Pharm, Inc.*	242	17,692
Celltrion, Inc.	1,387	183,995
Cheil Worldwide, Inc.	1,203	22,512
CJ CheilJedang Corp.	115	36,202
CJ Corp.	217	15,178
CJ ENM Co. Ltd.	150	16,218
CJ Logistics Corp.*	125	12,891
Coway Co. Ltd.	786	47,133
DB Insurance Co. Ltd.	748	38,447
Doosan Bobcat, Inc.	786	24,939
Doosan Heavy Industries & Construction Co. Ltd.*	4,244	73,419
Ecopro BM Co. Ltd.	152	47,432
E-MART, Inc.	280	30,274
F&F Co. Ltd. / New	42	31,089
Green Cross Corp.	92	13,926
GS Engineering & Construction Corp.	1,008	35,924
GS Holdings Corp.	689	22,922
Hana Financial Group, Inc.	4,175	169,104
Hankook Tire & Technology Co. Ltd.	965	28,251
Hanmi Pharm. Co. Ltd.*	93	20,497
Hanon Systems	2,382	22,882
Hanwha Solutions Corp.*	1,706	48,029
HLB, Inc.*	1,325	34,272
HMM Co. Ltd.*	3,626	87,005
Hotel Shilla Co. Ltd.	477	31,936
HYBE Co. Ltd.*	190	45,590
Hyundai Engineering & Construction Co. Ltd.	1,164	41,919
Hyundai Glovis Co. Ltd.	249	36,449
Hyundai Heavy Industries Holdings Co. Ltd.	670	28,642
Hyundai Mobis Co. Ltd.	940	175,124
Hyundai Motor Co.	1,911	278,143
Hyundai Steel Co.	1,341	44,278
Iljin Materials Co. Ltd.	324	24,495
Industrial Bank of Korea	4,097	36,631
Kakao Corp.	4,377	342,559
Kakao Games Corp.*	422	25,797

KakaoBank Corp.*	1,093	43,635
Kangwon Land, Inc.*	869	19,153
KB Financial Group, Inc.	5,559	276,020
Kia Corp.	3,701	227,167
Korea Aerospace Industries Ltd.*	1,100	33,942
Korea Electric Power Corp.	3,602	69,503
Korea Investment Holdings Co. Ltd.*	627	41,301
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	544	39,906
Korea Zinc Co. Ltd.	121	55,350
Korean Air Lines Co. Ltd.*	2,353	57,340
Krafton, Inc.*	296	72,624
KT&G Corp.	1,622	107,652
Kumho Petrochemical Co. Ltd.*	276	36,843
L&F Co. Ltd.	311	50,439
LG Chem Ltd.	647	304,034
LG Corp.	1,195	74,740
LG Display Co. Ltd.	3,330	51,791
LG Electronics, Inc.	1,505	154,587
LG Energy Solution*	293	100,400
LG Household & Health Care Ltd.	131	103,506
LG Innotek Co. Ltd.	207	56,297
LG Uplus Corp.	2,986	32,658
Lotte Chemical Corp.	228	41,718
Lotte Shopping Co. Ltd.	157	11,138
Meritz Securities Co. Ltd.	4,531	22,083
Mirae Asset Securities Co. Ltd.	4,078	29,813
NAVER Corp.	1,738	459,670
NCSoft Corp.	238	87,789
Netmarble Corp., 144A	348	29,667
NH Investment & Securities Co. Ltd.	1,668	16,023
Orion Corp.	362	27,549
Pan Ocean Co. Ltd.	4,052	22,141
Pearl Abyss Corp.*	463	36,621
POSCO	1,038	246,043
POSCO Chemical Co. Ltd.	432	40,780
S-1 Corp.	230	13,352
Samsung Biologics Co. Ltd., 144A*	239	154,848
Samsung C&T Corp.	1,170	107,040
Samsung Electro-Mechanics Co. Ltd.	725	100,096
Samsung Electronics Co. Ltd.	66,131	3,965,605
Samsung Engineering Co. Ltd.*	2,162	41,717
Samsung Fire & Marine Insurance Co. Ltd.	451	71,456
Samsung Heavy Industries Co. Ltd.*	8,777	42,485
Samsung Life Insurance Co. Ltd.	1,013	50,383
Samsung SDI Co. Ltd.	769	350,490
Samsung SDS Co. Ltd.	510	59,384
Samsung Securities Co. Ltd.	639	22,481
SD Biosensor, Inc.	366	16,620
Seegene, Inc.	518	22,101
Shinhan Financial Group Co. Ltd.	6,093	197,889
SK Biopharmaceuticals Co. Ltd.*	373	26,245
SK Bioscience Co. Ltd.*	283	34,364
SK Chemicals Co. Ltd.	163	16,946
SK Hynix, Inc.	7,519	772,318
SK IE Technology Co. Ltd., 144A*	294	30,198
SK Innovation Co. Ltd.*	719	119,898
SK Square Co. Ltd.*	1,376	63,859
SK Telecom Co. Ltd.	355	16,121
SK, Inc.	601	113,717
SKC Co. Ltd.	282	32,249
S-Oil Corp.	626	43,995
Woori Financial Group, Inc.	7,082	84,229
Yuhan Corp.	806	38,948

(Cost $7,476,026)		12,067,452

Taiwan - 15.7%
Accton Technology Corp.	7,134	64,126
Acer, Inc.	41,319	42,446
Advantech Co. Ltd.	5,594	73,130
ASE Technology Holding Co. Ltd.	46,563	164,926
Asia Cement Corp.	21,161	34,042
ASMedia Technology, Inc.	416	25,226
Asustek Computer, Inc.	9,726	128,882
AU Optronics Corp.	113,412	83,132
Catcher Technology Co. Ltd.	6,946	35,430
Cathay Financial Holding Co. Ltd.	108,702	241,560
Chailease Holding Co. Ltd.	18,276	163,627
Chang Hwa Commercial Bank Ltd.	64,150	40,501
Cheng Shin Rubber Industry Co. Ltd.	27,281	34,643
China Development Financial Holding Corp.	200,170	135,303
China Steel Corp.	166,118	213,314
Chunghwa Telecom Co. Ltd.	54,116	240,323
Compal Electronics, Inc.	56,993	51,636
CTBC Financial Holding Co. Ltd.	254,479	246,446
Delta Electronics, Inc.	27,152	238,736
E Ink Holdings, Inc.	11,888	62,546
E.Sun Financial Holding Co. Ltd.	171,154	179,793
Eclat Textile Co. Ltd.	2,692	55,597
eMemory Technology, Inc.	899	59,164
Evergreen Marine Corp. Taiwan Ltd.	36,591	187,295
Far Eastern New Century Corp.	44,397	46,796
Far EasTone Telecommunications Co. Ltd.	24,114	59,608
Feng TAY Enterprise Co. Ltd.	6,109	45,107
First Financial Holding Co. Ltd.	149,089	136,672
Formosa Chemicals & Fibre Corp.	47,441	133,684
Formosa Petrochemical Corp.	15,835	55,240
Formosa Plastics Corp.	52,442	196,412
Foxconn Technology Co. Ltd.	13,464	30,640
Fubon Financial Holding Co. Ltd.	103,706	277,807
Giant Manufacturing Co. Ltd.	4,654	48,059
Globalwafers Co. Ltd.	3,017	74,039
Hiwin Technologies Corp.	3,703	34,936

Hon Hai Precision Industry Co. Ltd.	170,931	627,997
Hotai Motor Co. Ltd.	4,454	100,090
Hua Nan Financial Holdings Co. Ltd.	126,182	99,469
Innolux Corp.	129,040	77,097
Inventec Corp.	36,967	33,822
Largan Precision Co. Ltd.	1,446	104,188
Lite-On Technology Corp.	31,810	77,610
MediaTek, Inc.	20,888	808,400
Mega Financial Holding Co. Ltd.	152,352	204,332
Micro-Star International Co. Ltd.	10,086	55,943
momo.com, Inc.	650	22,791
Nan Ya Plastics Corp.	70,578	220,784
Nan Ya Printed Circuit Board Corp.	3,112	58,166
Nanya Technology Corp.	18,111	49,808
Nien Made Enterprise Co. Ltd.	2,452	31,574
Novatek Microelectronics Corp.	8,056	131,178
Oneness Biotech Co. Ltd.*	3,573	31,543
Pegatron Corp.	28,646	70,606
Pou Chen Corp.	36,337	41,606
President Chain Store Corp.	8,214	76,617
Quanta Computer, Inc.	38,125	126,335
Realtek Semiconductor Corp.	6,505	105,806
Ruentex Development Co. Ltd.	19,594	50,042
Shanghai Commercial & Savings Bank Ltd.	49,777	81,319
Shin Kong Financial Holding Co. Ltd.	169,000	67,817
SinoPac Financial Holdings Co. Ltd.	146,245	89,202
Synnex Technology International Corp.	18,288	46,902
Taishin Financial Holding Co. Ltd.	150,492	104,676
Taiwan Cement Corp.	69,008	116,552
Taiwan Cooperative Financial Holding Co. Ltd.	140,092	132,172
Taiwan High Speed Rail Corp.	11,983	12,631
Taiwan Mobile Co. Ltd.	23,352	86,211
Taiwan Semiconductor Manufacturing Co. Ltd.	342,462	7,378,172
Unimicron Technology Corp.	16,980	153,841
Uni-President Enterprises Corp.	66,265	158,601
United Microelectronics Corp.	166,332	309,110
Vanguard International Semiconductor Corp.	13,729	61,459
Voltronic Power Technology Corp.	928	47,666
Wan Hai Lines Ltd.	8,568	57,151
Win Semiconductors Corp.	4,811	51,825
Winbond Electronics Corp.	42,736	50,305
Wiwynn Corp.	1,237	43,550
WPG Holdings Ltd.	21,251	42,222
Yageo Corp.	5,305	85,436
Yang Ming Marine Transport Corp.*	22,140	91,213
Yuanta Financial Holding Co. Ltd.	128,459	113,865
Zhen Ding Technology Holding Ltd.	9,466	31,064

(Cost $6,894,440)		16,559,590

Thailand - 1.8%
Advanced Info Service PCL, NVDR	16,374	114,756
Airports of Thailand PCL, NVDR*	61,300	120,536
Asset World Corp. PCL, NVDR*	122,500	17,995
B Grimm Power PCL, NVDR	10,600	11,192
Bangkok Commercial Asset Management PCL, NVDR	25,100	16,823
Bangkok Dusit Medical Services PCL, NVDR	118,600	86,024
Bangkok Expressway & Metro PCL, NVDR	106,500	29,008
Berli Jucker PCL, NVDR	18,600	19,070
BTS Group Holdings PCL, NVDR	122,844	35,716
Bumrungrad Hospital PCL, NVDR	6,800	31,945
Carabao Group PCL, NVDR	4,400	14,341
Central Pattana PCL, NVDR	26,600	44,978
Central Retail Corp. PCL, NVDR	27,800	32,543
Charoen Pokphand Foods PCL, NVDR	53,343	41,221
CP ALL PCL, NVDR	81,100	168,777
Delta Electronics Thailand PCL, NVDR	4,237	52,387
Electricity Generating PCL, NVDR	3,700	20,326
Energy Absolute PCL, NVDR	22,300	64,836
Global Power Synergy PCL, NVDR	10,600	24,331
Gulf Energy Development PCL, NVDR	40,850	63,135
Home Product Center PCL, NVDR	57,600	26,795
Indorama Ventures PCL, NVDR	27,797	38,282
Intouch Holdings PCL, NVDR	15,600	36,165
Krung Thai Bank PCL, NVDR	39,206	16,798
Krungthai Card PCL, NVDR	11,000	21,293
Land & Houses PCL, NVDR	121,100	35,580
Minor International PCL, NVDR*	43,760	41,182
Muangthai Capital PCL, NVDR	9,900	15,604
Osotspa PCL, NVDR	14,900	16,074
PTT Exploration & Production PCL, NVDR	19,613	81,933
PTT Global Chemical PCL, NVDR	30,200	48,985
PTT Oil & Retail Business PCL, NVDR	41,700	32,862
PTT PCL	13,800	16,683
PTT PCL, NVDR	128,180	154,954
Ratch Group PCL, NVDR	11,000	15,486
SCG Packaging PCL, NVDR	18,200	34,116
Siam Cement PCL	4,758	57,081
Siam Cement PCL, NVDR	6,000	71,982
Siam Commercial Bank PCL, NVDR	11,698	44,930
Sri Trang Gloves Thailand PCL, NVDR	11,400	8,984
Srisawad Corp. PCL, NVDR	10,600	18,735
Thai Oil PCL, NVDR	17,757	29,210
Thai Union Group PCL, NVDR	38,800	24,224
True Corp. PCL, NVDR	184,900	28,294

(Cost $1,864,258)		1,926,172

Turkey - 0.3%
Akbank TAS	44,471	22,588
Aselsan Elektronik Sanayi Ve Ticaret AS	10,453	16,797
BIM Birlesik Magazalar AS	5,897	31,146
Eregli Demir ve Celik Fabrikalari TAS	21,989	49,379

Ford Otomotiv Sanayi AS	915	17,824
KOC Holding AS	9,804	22,413
Turkcell Iletisim Hizmetleri AS	16,109	23,884
Turkiye Garanti Bankasi AS	32,348	25,897
Turkiye Is Bankasi AS, Class C	23,046	13,254
Turkiye Petrol Rafinerileri AS*	1,972	27,485
Turkiye Sise ve Cam Fabrikalari AS	21,333	19,082

(Cost $586,022)		269,749

United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	41,239	120,807
Abu Dhabi Islamic Bank PJSC	20,312	48,941
Abu Dhabi National Oil Co. for Distribution PJSC	34,358	38,539
Aldar Properties PJSC	52,892	60,480
Dubai Islamic Bank PJSC	27,213	45,120
Emaar Properties PJSC	50,848	70,325
Emirates NBD Bank PJSC	36,689	142,838
Emirates Telecommunications Group Co. PJSC	47,705	454,315
First Abu Dhabi Bank PJSC	60,595	341,162

(Cost $902,654)		1,322,527

United States - 0.1%
Legend Biotech Corp., ADR*(a)	492	19,478
Parade Technologies Ltd.	1,053	71,552

(Cost $106,855)		91,030

TOTAL COMMON STOCKS (Cost $77,376,134)		101,299,187

PREFERRED STOCKS - 2.2%
Brazil - 1.3%
Alpargatas SA	2,731	13,640
Banco Bradesco SA	66,526	262,788
Braskem SA, Class A	2,554	23,662
Centrais Eletricas Brasileiras SA, Class B	4,726	31,567
Cia Energetica de Minas Gerais	17,126	42,551
Gerdau SA	15,361	75,915
Itau Unibanco Holding SA	64,411	318,448
Itausa SA	65,497	127,391
Petroleo Brasileiro SA	64,619	426,470

(Cost $1,084,505)		1,322,432

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $44,873)	1,995	132,301

Colombia - 0.1%
Bancolombia SA (Cost $67,537)	7,171	63,386

Russia - 0.0%
Surgutneftegas PJSC (b) (Cost $55,823)	101,715	14,056

South Korea - 0.7%
Hyundai Motor Co.	375	27,290
Hyundai Motor Co.-2nd Preferred	556	40,786
LG Chem Ltd.	111	24,973
LG Household & Health Care Ltd.	30	13,099
Samsung Electronics Co. Ltd.	11,522	633,430

(Cost $310,644)		739,578

TOTAL PREFERRED STOCKS (Cost $1,563,382)		2,271,753

	Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22	INR 29,160	393
Series N3, 5.50%, 6/3/24	INR 45,965	609

(Cost $411)		1,002

	Number of Shares
RIGHTS - 0.0%
Brazil - 0.0%
Americanas SA*, expires 3/9/22
(Cost $0)	200	263

South Korea - 0.0%
Samsung Biologics Co. Ltd.*, expires 5/9/22
(Cost $0)	15	1,746

TOTAL RIGHTS (Cost $0)		2,009

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 9/5/22	5,917	125
BTS Group Holdings PCL*, expires 11/7/24	11,834	232
BTS Group Holdings PCL*, expires 11/20/26	23,669	413
Srisawad Corp. PCL*, expires 8/29/25	432	114

(Cost $0)		884

TOTAL WARRANTS (Cost $0)		884

SECURITIES LENDING COLLATERAL - 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
(Cost $762,825)	762,825	762,825

CASH EQUIVALENTS - 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
(Cost $820,977)	820,977	820,977

TOTAL INVESTMENTS - 100.0% (Cost $80,523,729)		$105,158,637
Other assets and liabilities, net - 0.0%		5,778

NET ASSETS - 100.0%		$105,164,415

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
1,406,061	—	(643,236	) (e)	—	—	64	—	762,825	762,825
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
217,017	16,763,195	(16,159,235)		—	—	467	—	820,977	820,977

1,623,078	16,763,195	(16,802,471)		—	—	531	—	1,583,802	1,583,802

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $1,317,774, which is 1.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $712,852.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At February 28, 2022 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Information Technology	$22,721,256	21.9%
Financials	21,786,124	21.0
Consumer Discretionary	13,280,286	12.8
Communication Services	10,782,754	10.4
Materials	9,523,697	9.3
Consumer Staples	6,147,643	5.9
Industrials	5,550,276	5.4
Energy	5,064,225	4.9
Health Care	3,954,585	3.8
Utilities	2,543,036	2.5
Real Estate	2,220,953	2.1

Total	$103,574,835	100.0%

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
MSCI Emerging Markets Index Future	USD	31	$1,858,048	$1,822,025	3/18/2022	$(36,023)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2022.

As of February 28, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Goldman Sachs & Co.	3/3/2022	CLP	279,999,300	USD	348,453	$—	$(1,763)
RBC Capital Markets	3/3/2022	CLP	95,364,400	USD	118,938	—	(342)
JP Morgan & Chase Co.	3/3/2022	CNH	19,443,700	USD	3,042,833	—	(34,519)
RBC Capital Markets	3/3/2022	CNH	18,752,300	USD	2,934,632	—	(33,292)
Goldman Sachs & Co.	3/3/2022	COP	798,723,400	USD	201,963	—	(846)
JP Morgan & Chase Co.	3/3/2022	CZK	3,093,000	USD	142,220	4,429	—
Goldman Sachs & Co.	3/3/2022	EGP	1,263,600	USD	79,748	—	(603)
JP Morgan & Chase Co.	3/3/2022	EUR	35,000	USD	39,257	8	—
JP Morgan & Chase Co.	3/3/2022	EUR	199,800	USD	224,098	42	—
Goldman Sachs & Co.	3/3/2022	HKD	69,386,800	USD	8,898,310	19,164	—
JP Morgan & Chase Co.	3/3/2022	HKD	67,853,400	USD	8,701,764	18,841	—
RBC Capital Markets	3/3/2022	HKD	67,046,700	USD	8,598,310	18,617	—
JP Morgan & Chase Co.	3/3/2022	HUF	46,347,000	USD	145,543	5,870	—
RBC Capital Markets	3/3/2022	HUF	44,286,400	USD	139,055	5,591	—
Goldman Sachs & Co.	3/3/2022	KWD	208,000	USD	686,152	—	(726)
Goldman Sachs & Co.	3/3/2022	KWD	15,000	USD	49,482	—	(52)
Goldman Sachs & Co.	3/3/2022	MXN	17,644,900	USD	850,463	—	(10,586)
JP Morgan & Chase Co.	3/3/2022	MXN	14,587,300	USD	703,189	—	(8,653)
RBC Capital Markets	3/3/2022	MXN	15,863,400	USD	764,601	—	(9,514)
RBC Capital Markets	3/3/2022	MYR	6,418,800	USD	1,530,837	2,191	—
Goldman Sachs & Co.	3/3/2022	PHP	21,273,200	USD	416,045	1,167	—
JP Morgan & Chase Co.	3/3/2022	PHP	4,878,100	USD	95,305	171	—
RBC Capital Markets	3/3/2022	PHP	16,343,200	USD	319,753	1,022	—
Goldman Sachs & Co.	3/3/2022	PLN	2,339,100	USD	570,234	13,172	—
JP Morgan & Chase Co.	3/3/2022	PLN	1,201,300	USD	292,848	6,756	—
Goldman Sachs & Co.	3/3/2022	QAR	234,000	USD	63,922	—	(345)
Goldman Sachs & Co.	3/3/2022	QAR	3,219,600	USD	879,504	—	(4,740)
Goldman Sachs & Co.	3/3/2022	RUB	151,188,100	USD	1,935,332	539,371	—
JP Morgan & Chase Co.	3/3/2022	RUB	120,635,500	USD	1,543,344	429,484	—
Goldman Sachs & Co.	3/3/2022	SAR	1,102,000	USD	293,640	—	(86)
Goldman Sachs & Co.	3/3/2022	SAR	14,473,000	USD	3,856,587	—	(1,028)
Goldman Sachs & Co.	3/3/2022	THB	5,609,000	USD	168,527	—	(3,135)
JP Morgan & Chase Co.	3/3/2022	THB	58,583,900	USD	1,760,201	—	(32,748)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
JP Morgan & Chase Co.	3/3/2022	TRY	1,784,200	USD	130,994	$2,834	$—
RBC Capital Markets	3/3/2022	TRY	1,744,100	USD	128,031	2,751	—
Goldman Sachs & Co.	3/3/2022	TWD	171,295,800	USD	6,157,511	47,420	—
JP Morgan & Chase Co.	3/3/2022	TWD	176,278,300	USD	6,341,174	53,358	—
RBC Capital Markets	3/3/2022	TWD	163,778,700	USD	5,888,143	46,185	—
Goldman Sachs & Co.	3/3/2022	USD	1,314,493	AED	4,828,200	2	—
Goldman Sachs & Co.	3/3/2022	USD	352,262	CLP	279,999,300	—	(2,046)
RBC Capital Markets	3/3/2022	USD	119,985	CLP	95,364,400	—	(706)
JP Morgan & Chase Co.	3/3/2022	USD	510,857	CNH	3,264,000	5,736	—
JP Morgan & Chase Co.	3/3/2022	USD	129,036	CNH	821,900	1,046	—
JP Morgan & Chase Co.	3/3/2022	USD	2,433,883	CNH	15,357,800	—	(3,206)
RBC Capital Markets	3/3/2022	USD	2,971,838	CNH	18,752,300	—	(3,914)
Goldman Sachs & Co.	3/3/2022	USD	204,777	COP	798,723,400	—	(1,969)
JP Morgan & Chase Co.	3/3/2022	USD	137,944	CZK	3,093,000	—	(154)
Goldman Sachs & Co.	3/3/2022	USD	80,433	EGP	1,263,600	—	(82)
JP Morgan & Chase Co.	3/3/2022	USD	263,727	EUR	234,800	—	(422)
Goldman Sachs & Co.	3/3/2022	USD	7,991,541	HKD	62,443,500	—	(900)
Goldman Sachs & Co.	3/3/2022	USD	280,599	HKD	2,188,000	—	(610)
Goldman Sachs & Co.	3/3/2022	USD	610,080	HKD	4,755,300	—	(1,563)
JP Morgan & Chase Co.	3/3/2022	USD	8,683,901	HKD	67,853,400	—	(978)
RBC Capital Markets	3/3/2022	USD	8,580,660	HKD	67,046,700	—	(966)
JP Morgan & Chase Co.	3/3/2022	USD	140,518	HUF	46,347,000	—	(844)
RBC Capital Markets	3/3/2022	USD	134,258	HUF	44,286,400	—	(794)
Goldman Sachs & Co.	3/3/2022	USD	736,460	KWD	223,000	—	(47)
Goldman Sachs & Co.	3/3/2022	USD	51,405	MXN	1,059,900	316	—
Goldman Sachs & Co.	3/3/2022	USD	662,325	MXN	13,535,000	—	(1,833)
Goldman Sachs & Co.	3/3/2022	USD	147,009	MXN	3,050,000	1,827	—
JP Morgan & Chase Co.	3/3/2022	USD	713,926	MXN	14,587,300	—	(2,084)
RBC Capital Markets	3/3/2022	USD	776,267	MXN	15,863,400	—	(2,153)
RBC Capital Markets	3/3/2022	USD	36,129	MYR	151,000	—	(168)
RBC Capital Markets	3/3/2022	USD	1,492,689	MYR	6,267,800	—	(3)
Goldman Sachs & Co.	3/3/2022	USD	414,868	PHP	21,273,200	9	—
JP Morgan & Chase Co.	3/3/2022	USD	95,220	PHP	4,878,100	—	(85)
RBC Capital Markets	3/3/2022	USD	318,705	PHP	16,343,200	26	—
Goldman Sachs & Co.	3/3/2022	USD	529,444	PLN	2,215,100	—	(1,913)
Goldman Sachs & Co.	3/3/2022	USD	30,228	PLN	124,000	—	(697)
JP Morgan & Chase Co.	3/3/2022	USD	287,152	PLN	1,201,300	—	(1,060)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Goldman Sachs & Co.	3/3/2022	USD	948,531	QAR	3,453,600	$—	$(20)
Goldman Sachs & Co.	3/3/2022	USD	254,718	RUB	19,893,000	—	(71,041)
Goldman Sachs & Co.	3/3/2022	USD	78,601	RUB	5,927,800	—	(23,868)
Goldman Sachs & Co.	3/3/2022	USD	1,205,455	RUB	125,367,300	—	(47,904)
JP Morgan & Chase Co.	3/3/2022	USD	1,148,910	RUB	120,635,500	—	(35,049)
Goldman Sachs & Co.	3/3/2022	USD	4,151,451	SAR	15,575,000	—	(111)
Goldman Sachs & Co.	3/3/2022	USD	171,634	THB	5,609,000	28	—
JP Morgan & Chase Co.	3/3/2022	USD	46,213	THB	1,510,400	13	—
JP Morgan & Chase Co.	3/3/2022	USD	1,746,435	THB	57,073,500	289	—
JP Morgan & Chase Co.	3/3/2022	USD	128,733	TRY	1,784,200	—	(573)
RBC Capital Markets	3/3/2022	USD	125,193	TRY	1,744,100	86	—
Goldman Sachs & Co.	3/3/2022	USD	441,456	TWD	12,246,000	—	(4,644)
Goldman Sachs & Co.	3/3/2022	USD	5,681,770	TWD	159,049,800	—	(8,492)
JP Morgan & Chase Co.	3/3/2022	USD	422,041	TWD	11,743,700	—	(3,145)
JP Morgan & Chase Co.	3/3/2022	USD	5,869,946	TWD	164,534,600	—	(1,026)
RBC Capital Markets	3/3/2022	USD	5,840,895	TWD	163,778,700	1,063	—
JP Morgan & Chase Co.	3/3/2022	USD	90,223	ZAR	1,371,200	—	(1,083)
JP Morgan & Chase Co.	3/3/2022	USD	1,786,746	ZAR	27,609,700	8,118	—
RBC Capital Markets	3/3/2022	USD	1,895,705	ZAR	29,296,800	8,835	—
JP Morgan & Chase Co.	3/3/2022	ZAR	28,980,900	USD	1,865,739	—	(18,265)
RBC Capital Markets	3/3/2022	ZAR	29,296,800	USD	1,885,967	—	(18,574)
Goldman Sachs & Co.	3/4/2022	BRL	1,861,000	USD	348,026	—	(12,801)
Goldman Sachs & Co.	3/4/2022	BRL	9,131,600	USD	1,707,256	—	(63,261)
JP Morgan & Chase Co.	3/4/2022	BRL	8,571,600	USD	1,608,240	—	(53,699)
RBC Capital Markets	3/4/2022	BRL	7,725,700	USD	1,444,596	—	(53,332)
Goldman Sachs & Co.	3/4/2022	IDR	8,853,743,800	USD	614,673	—	(1,406)
JP Morgan & Chase Co.	3/4/2022	IDR	8,266,267,700	USD	574,206	—	(994)
RBC Capital Markets	3/4/2022	IDR	6,923,536,600	USD	481,135	—	(632)
Goldman Sachs & Co.	3/4/2022	INR	530,163,500	USD	7,075,073	42,023	—
JP Morgan & Chase Co.	3/4/2022	INR	524,713,500	USD	7,007,392	46,641	—
JP Morgan & Chase Co.	3/4/2022	KRW	9,205,034,000	USD	7,603,884	—	(51,354)
RBC Capital Markets	3/4/2022	KRW	8,385,208,400	USD	6,925,060	—	(48,382)
Goldman Sachs & Co.	3/4/2022	USD	121,783	BRL	642,100	2,713	—
Goldman Sachs & Co.	3/4/2022	USD	1,990,481	BRL	10,350,500	16,368	—
JP Morgan & Chase Co.	3/4/2022	USD	1,643,643	BRL	8,571,600	18,296	—
RBC Capital Markets	3/4/2022	USD	1,499,408	BRL	7,725,700	—	(1,480)
Goldman Sachs & Co.	3/4/2022	USD	39,402	IDR	565,730,500	—	(36)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
Goldman Sachs & Co.	3/4/2022	USD	576,357	IDR	8,288,013,300	$356	$—
JP Morgan & Chase Co.	3/4/2022	USD	575,445	IDR	8,266,267,700	—	(245)
RBC Capital Markets	3/4/2022	USD	481,035	IDR	6,923,536,600	732	—
Goldman Sachs & Co.	3/4/2022	USD	327,168	INR	24,500,000	—	(2,156)
Goldman Sachs & Co.	3/4/2022	USD	321,209	INR	24,244,200	410	—
Goldman Sachs & Co.	3/4/2022	USD	6,389,617	INR	481,419,300	—	(3,199)
JP Morgan & Chase Co.	3/4/2022	USD	6,973,956	INR	524,713,500	—	(13,205)
JP Morgan & Chase Co.	3/4/2022	USD	1,372,460	KRW	1,656,038,000	4,761	—
JP Morgan & Chase Co.	3/4/2022	USD	6,276,446	KRW	7,548,996,000	1,570	—
RBC Capital Markets	3/4/2022	USD	6,662,469	KRW	8,010,285,900	—	(826)
RBC Capital Markets	3/4/2022	USD	312,357	KRW	374,922,500	—	(558)
Goldman Sachs & Co.	4/5/2022	AED	4,828,200	USD	1,314,386	—	(132)
Goldman Sachs & Co.	4/5/2022	BRL	10,350,500	USD	1,973,178	—	(15,700)
JP Morgan & Chase Co.	4/5/2022	BRL	8,571,600	USD	1,629,086	—	(17,971)
RBC Capital Markets	4/5/2022	BRL	7,725,700	USD	1,485,969	1,453	—
RBC Capital Markets	4/5/2022	BRL	461,000	USD	88,637	54	—
Goldman Sachs & Co.	4/5/2022	CLP	279,999,300	USD	350,894	2,193	—
RBC Capital Markets	4/5/2022	CLP	95,364,400	USD	119,519	756	—
Goldman Sachs & Co.	4/5/2022	COP	798,723,400	USD	204,089	2,027	—
JP Morgan & Chase Co.	4/5/2022	CZK	3,093,000	USD	137,478	182	—
JP Morgan & Chase Co.	4/5/2022	EUR	234,800	USD	264,054	373	—
JP Morgan & Chase Co.	4/5/2022	HUF	46,347,000	USD	140,046	852	—
RBC Capital Markets	4/5/2022	HUF	44,286,400	USD	133,807	801	—
Goldman Sachs & Co.	4/5/2022	IDR	8,288,013,300	USD	575,117	—	(303)
JP Morgan & Chase Co.	4/5/2022	IDR	8,266,267,700	USD	573,449	—	(461)
RBC Capital Markets	4/5/2022	IDR	1,045,836,000	USD	72,512	—	(99)
RBC Capital Markets	4/5/2022	IDR	6,923,536,600	USD	479,968	—	(719)
JP Morgan & Chase Co.	4/5/2022	KRW	45,024,000	USD	37,381	—	(42)
JP Morgan & Chase Co.	4/5/2022	KRW	7,548,996,000	USD	6,272,275	—	(2,292)
RBC Capital Markets	4/5/2022	KRW	8,010,285,900	USD	6,657,706	—	(275)
Goldman Sachs & Co.	4/5/2022	MXN	13,535,000	USD	658,654	2,139	—
JP Morgan & Chase Co.	4/5/2022	MXN	14,587,300	USD	709,948	2,391	—
RBC Capital Markets	4/5/2022	MXN	15,863,400	USD	771,942	2,488	—
RBC Capital Markets	4/5/2022	MYR	182,000	USD	43,238	—	(51)
RBC Capital Markets	4/5/2022	MYR	6,267,800	USD	1,490,559	—	(248)
Goldman Sachs & Co.	4/5/2022	PHP	21,273,200	USD	413,417	—	(928)
JP Morgan & Chase Co.	4/5/2022	PHP	4,878,100	USD	94,849	—	(163)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(g)	Unrealized Depreciation(g)
RBC Capital Markets	4/5/2022	PHP	16,343,200	USD	317,560	$—	$(762)
Goldman Sachs & Co.	4/5/2022	PLN	2,215,100	USD	528,181	2,001	—
JP Morgan & Chase Co.	4/5/2022	PLN	1,201,300	USD	286,467	1,107	—
Goldman Sachs & Co.	4/5/2022	RUB	125,367,300	USD	1,164,042	42,080	—
JP Morgan & Chase Co.	4/5/2022	RUB	120,635,500	USD	1,111,848	32,233	—
Goldman Sachs & Co.	4/5/2022	THB	5,609,000	USD	171,582	—	(102)
JP Morgan & Chase Co.	4/5/2022	THB	57,073,500	USD	1,745,901	—	(1,037)
JP Morgan & Chase Co.	4/5/2022	TRY	1,784,200	USD	120,070	—	(591)
RBC Capital Markets	4/5/2022	TRY	1,744,100	USD	117,874	—	(76)
RBC Capital Markets	4/5/2022	USD	47,004	HUF	15,553,000	—	(294)
Goldman Sachs & Co.	4/5/2022	USD	96,830	PLN	406,000	—	(388)
Goldman Sachs & Co.	4/5/2022	USD	399,548	RUB	44,100,000	—	(4,879)
JP Morgan & Chase Co.	4/5/2022	ZAR	27,609,700	USD	1,779,434	—	(7,430)
RBC Capital Markets	4/5/2022	ZAR	2,287,000	USD	147,346	—	(666)
RBC Capital Markets	4/5/2022	ZAR	29,296,800	USD	1,887,948	—	(8,103)
Goldman Sachs & Co.	4/6/2022	EGP	1,263,600	USD	79,472	1	—
Goldman Sachs & Co.	4/6/2022	HKD	62,443,500	USD	7,991,643	663	—
JP Morgan & Chase Co.	4/6/2022	HKD	67,853,400	USD	8,684,001	709	—
RBC Capital Markets	4/6/2022	HKD	67,046,700	USD	8,580,769	712	—
Goldman Sachs & Co.	4/6/2022	INR	481,419,300	USD	6,356,923	—	(4,131)
JP Morgan & Chase Co.	4/6/2022	INR	524,713,500	USD	6,938,911	5,806	—
Goldman Sachs & Co.	4/6/2022	KWD	223,000	USD	735,731	—	(171)
Goldman Sachs & Co.	4/6/2022	QAR	3,453,600	USD	948,062	—	(229)
Goldman Sachs & Co.	4/6/2022	SAR	15,575,000	USD	4,149,350	—	(918)
RBC Capital Markets	4/6/2022	USD	840,632	HKD	6,568,000	—	(116)
JP Morgan & Chase Co.	4/6/2022	USD	396,644	INR	30,089,000	926	—
Goldman Sachs & Co.	4/6/2022	USD	55,148	SAR	207,000	11	—
JP Morgan & Chase Co.	4/7/2022	CNH	15,357,800	USD	2,427,727	3,613	—
RBC Capital Markets	4/7/2022	CNH	667,000	USD	105,428	147	—
RBC Capital Markets	4/7/2022	CNH	18,752,300	USD	2,964,322	4,411	—
Goldman Sachs & Co.	4/7/2022	TWD	159,049,800	USD	5,683,395	9,448	—
JP Morgan & Chase Co.	4/7/2022	TWD	164,534,600	USD	5,869,946	335	—
RBC Capital Markets	4/7/2022	TWD	163,778,700	USD	5,842,979	333	—
RBC Capital Markets	4/7/2022	USD	366,220	TWD	10,256,000	—	(348)

Total unrealized appreciation (depreciation)						$1,499,953	$(783,161)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2022.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$100,577,186	$—	$722,001	$101,299,187
Preferred Stocks (h)	2,257,697	—	14,056	2,271,753
Corporate Bonds	—	1,002	—	1,002
Rights (h)	—	2,009	—	2,009
Warrants	884	—	—	884
Short-Term Investments (h)	1,583,802	—	—	1,583,802
Derivatives (i)
Forward Foreign Currency Contracts	—	1,499,953	—	1,499,953

TOTAL	$104,419,569	$1,502,964	$736,057	$106,658,590

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(783,161)	$—	$(783,161)
Futures Contracts	(36,023)	—	—	(36,023)

TOTAL	$(36,023)	$(783,161)	$—	$(819,184)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended February 28, 2022, the amount of transfers from Level 1 to Level 3 was $ 2,964,889, the amount of transfers from Level 3 to Level 1 was $ 11,205, the amount of transfers from Level 3 to Level 2 was $ 633. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The investment was transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.